Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 11,182
2027	5,115
2028	4,982
2029	4,982
2030	4,982
2031 and thereafter	2,408
Total	$ 33,651	$ 42,311